Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases [Line Items]
Original lease, description	The Company’s leases have original lease periods expiring between 2025 and 2036.
Operating lease liabilities	$ 7,264	$ 6,245